Three Canal Plaza, Suite 600
Portland, ME 04101
P: 207-347-2000
F: 207-347-2100

November 23, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Forum Funds
File Nos. 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentleman:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Beck, Mack & Oliver Partners Fund dated November 18, 2009 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on November 18, 2009; accession number 0000315774-09-000178.

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2076 or chris.madden@atlanticfundadmin.com.

Sincerely,

/s/ Christopher Madden

Christopher Madden, Esq.
Atlantic Fund Administration, LLC

cc: Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 | F:  207-347-2100
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